Convertible Debt - Schedule of Convertible Loan (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
2019 and 2020 Convertible Loans [Member]
Schedule of Convertible Loan [Line Items]
Balance	$ 31,213
Effects of currency translation	3,924
Balance	35,137
2017 Convertible Loans [Member]
Schedule of Convertible Loan [Line Items]
Balance	41,762
Effects of currency translation	5,250
Balance	$ 47,012